ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 9 – ACCOUNTS RECEIVABLE, NET

	12/31/2022					12/31/2021
		Overdue up	Overdue +	Renegotiated
	Due	to 90 days	90 days	Credits	Total	Total
Current
Supply/Power Supply (a)	2,549,255	233,871	745,377	39,600	3,568,103	2,793,981
Short Term Electric Power - CCEE (b)	103,787	140,207	92,620	—	336,614	299,162
Use of the Electric Grid (c)	951,285	11,020	62,095	—	1,024,400	860,986
Connection / Availability to the Transmission System	399,572	12,637	145,147	—	557,356	511,372
PROINFA (d)	462,608	—	—	—	462,608	524,939
Installment	686,410	217,724	83,783	—	987,917	633,751
(-) ECL (e)	(1,103,360)	(344,650)	(669,027)	(25,037)	(2,142,074)	(529,215)
	4,049,557	270,809	459,995	14,563	4,794,924	5,094,976
Non-current
Power Supply (a)	—	—	9,548	1,563,810	1,573,358	1,834,667
Short Term Electric Power - CCEE (b)	—	—	280,138	—	280,138	293,560
Use of the Electric Grid (c)	—	—	4,348	—	4,348	4,348
(-) ECL (e)	—	—	(294,034)	(860,755)	(1,154,789)	(1,139,495)
	—	—	—	703,055	703,055	993,080

	4,049,557	270,809	459,995	717,618	5,497,979	6,088,056

(a)Supply/Power Supply

Credits receivable from the sale of energy in the Regulated Contracting Environment - ACR and the Free Contracting Environment – ACL.

The increase in the balance of Supplies was mainly due to the acquisition of control of Madeira Energia S.A. by Furnas in July 2022, which added an amount of R$474,234 to the Consolidated results.

(b)Short-term Electricity - CCEE

Credits receivable arising from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption actually verified and attributed to the respective agents of the CCEE.

(c)Use of Power Grid

Credits receivable arising from the use of the transmission network by users connected to the network.

(d)PROINFA

In order to ensure operational, commercial, financial, regulatory and administrative continuity, as well as to allow the transfer of Eletrobras’ powers to ENBpar, the parties entered into a transition and transfer agreement for the management of sectoral programs, which determined the terms and conditions that will be applicable during the transition, in compliance with the provisions of Law No. 14,182/2021 and Decree No. 10,791/2021.

(e)Provision for Estimated Credit Loss – ECL

The changes in the years ended December 31, 2022 and 2021 are as follows:

Opening balance at December 31, 2021 and 2020	1,668,710	2,635,209
(+) Constitution	1,891,966	619,232
(-) Reversal	(217,633)	(738,732)
(-) Write-off	(46,180)	(855,403)
Transfers	—	8,404
Final balance at December 31, 2022 and 2021	3,296,863	1,668,710

Throughout 2022, the provisioned amount was R$1,891,966, of which R$1,357,111 corresponds to a receivable from Amazonas Energia. The constitution aims to reflect the risk observed due to the maintenance of default of debt confession instruments (ICD). Eletronorte has 4 ICDs, which are 100% provisioned.

The constitution and reversal of PECLD were recorded and presented in the result of the year as net operating expenses, see note 40.1.

Accounting Policy

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

The Company adopts a simplified approach to the recognition of expected credit losses, using a calculation matrix based on the historical relationship of the counterparties with the Company and the guarantees. In summary, in contracts that do not have guarantees, it is verified, in the maximum scenario of two years, the percentage ratio, per customer, between the billing and the history of receipts, being the percentage calculated applied in the outstanding balance of accounts receivable from the customer and recorded as expected loss.

Additionally, for customers with renegotiated balances, the Company, based on individual analysis of the customer, evaluates the risk of default of these credits, and may reach the record in expected losses of 100% of the outstanding balance, if the risk of default is considered high. The analysis of individual customer credit, for these cases, mainly considers the customer’s history, the amount involved, the research in credit protection entities and the customer’s equity situation.